Provisions (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of other provisions [line items]
Beginning Balance		₨ 4,218
Provision made during the year, net of reversals		2,638
Provision used during the year		(3,224)
Effect of changes in foreign exchange rates		222
Ending Balance		3,854		₨ 4,218
Current		3,800	$ 50	4,166
Non-current		54	$ 1	52
Refund Liability [member]
Disclosure of other provisions [line items]
Beginning Balance	[1]	3,581
Provision made during the year, net of reversals	[1]	2,675
Provision used during the year	[1]	(3,224)
Effect of changes in foreign exchange rates	[1]	220
Ending Balance	[1]	3,252		3,581
Current	[1]	3,252
Non-current	[1]	0
Environmental liability provisions [Member]
Disclosure of other provisions [line items]
Beginning Balance	[2]	52
Provision made during the year, net of reversals	[2]	0
Provision used during the year	[2]	0
Effect of changes in foreign exchange rates	[2]	2
Ending Balance	[2]	54		52
Current	[2]	0
Non-current	[2]	54
Legal and others provision [Member]
Disclosure of other provisions [line items]
Beginning Balance	[3]	585
Provision made during the year, net of reversals	[3]	(37)
Provision used during the year	[3]	0
Effect of changes in foreign exchange rates	[3]	0
Ending Balance	[3]	548		₨ 585
Current	[3]	548
Non-current	[3]	₨ 0

[1]	Refund liability is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3(l) of these consolidated financial statements for the Company’s accounting policy on refund liability.
[2]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.54). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.
[3]	Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 32 (Contingencies) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority - Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.